Investments in Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Investments in Financial Instruments
Schedule of investments in financial instruments

	2018		2017
Equity instruments measured at FVOCIL:
Warrants issued by UHI (1)	Ps.	34,921,530	Ps.	36,395,183
Open Ended Fund (2)		7,662,726		7,297,577
Other equity instruments (3)		6,545,625		—
Other financial assets (4)		72,612		—
		49,202,493		43,692,760
Financial assets measured at amortized cost through income		—		287,605
Other		937		16,487
	Ps.	49,203,430	Ps.	43,996,852
(1)

Investment in warrants issued by UHI that are exercisable for UHI’s common stock, in whole or in part, at an exercise price of U.S.$0.01 per warrant share. The warrants do not entitle the holder to any voting rights or other rights as a stockholder of UHI. The warrants shall expire and no longer be exercisable after the tenth anniversary of the date of issuance (the “Expiration Date”); provided, however, the Expiration Date shall automatically be extended for nine successive ten-year periods unless the Group provides written notice to UHI of its election not to so extend the Expiration Date. The warrants do not bear interest. As of December 31, 2018 and 2017, the number of warrants amounted to approximately 4,591 thousands, which upon their exercise would represent approximately 36% on a fully-diluted, as-converted basis of the equity capital in UHI. The carrying amount of these warrants includes the original value of U.S.$1,063.1 million invested by the Group in December 2010 in the form of Convertible Debentures issued by UHI that were then exchanged for these warrants in July 2015. The fair value of these warrants at the date of exchange was U.S.$1,843.6 million (Ps.28,886,903). In January 2017, in a Declaratory Ruling, the U.S. Federal Communications Commission (“FCC”) approved an increase in the authorized aggregate foreign ownership of UHI’s issued and outstanding shares of common stock from 25% to 49%, and authorized the Group to hold up to 40% of the voting interest and 49% of the equity interest of UHI. Through December 31, 2017, these warrants were classified as available-for-sale financial assets with changes in fair value recognized in accumulated other comprehensive income or loss in consolidated equity. Beginning on January 1, 2018, in connection with the adoption of IFRS 9, which became effective on that date, these warrants are classified as equity instruments (financial assets) and measured at F VOCIL recognized in consolidated equity (see Notes 2 (i), 3, 10 and 14).

(2)

The Group has an investment in an Open Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the Net Asset Value (“NAV”) per share as of such redemption date. The fair value of this fund is determined by using the NAV per share. The NAV per share is calculated by determining the value of the fund assets and subtracting all of the fund liabilities and dividing the result by the total number of issued shares . Beginning on January 1, 2018, in connection with the adoption of IFRS 9, which became effective on that date, this Open Ended Fund is classified as an equity instrument measured at FVOCIL in consolidated equity (see Note 2 (i)).

(3)

Other financial assets include equity instruments (publicly traded instruments) and the fair value is based on quoted market prices. In connection with these equity instruments, for which an irrevocable election was made by the Group under the guidelines of IFRS 9 to recognize any changes in fair value in other comprehensive income or loss in consolidated equity (see Notes 2 and 27).

(4)

In 2018, the Company invested in corporate fixed income securities with long-term maturities, which were classified as other  financial assets with changes in fair value in other comprehensive income or loss in consolidated equity, in accordance with the Group’s business model to manage these financial instruments and their contractual cash flows characteristics.

Reconciliation of available for sale assets

	Warrants		Open Ended		Other Equity		Other Financial
	Issued by UHI		Fund		Instruments		Assets		Total
At January 1, 2018	Ps.	36,395,183	Ps.	7,297,577	Ps.	5,942,500	Ps.	—	Ps.	49,635,260
Investments		—		—		—		72,723		72,723
Disposition of investments		—		(167,934)		(641)		—		(168,575)
Change in fair value in other comprehensive income (1)		(1,473,653)		533,083		603,766		(111)		(336,915)
At December 31, 2018	Ps.	34,921,530	Ps.	7,662,726	Ps.	6,545,625	Ps.	72,612	Ps.	49,202,493

	Warrants-		Open Ended
	Issued by UHI		Fund		Total
At January 1, 2017	Ps.	38,298,606	Ps.	6,456,392	Ps.	44,754,998
Change in fair value in other comprehensive income (1)		(1,903,423)		841,185		(1,062,238)
At December 31, 2017	Ps.	36,395,183	Ps.	7,297,577	Ps.	43,692,760
(1)

The foreign exchange loss or gain in 2018 derived from the hedged warrants issued by UHI and the investment in Open Ended Fund was hedged by foreign exchange gain (loss) in the consolidated statement of income for the year ended December 31, 2018, in the amount of Ps.125,955 and Ps.(317,126), respectively. The foreign exchange gain in 2017 derived from the hedged warrants issued by UHI and the initial investment in Open Ended Fund was hedged by foreign exchange loss in the consolidated statement of income for the year ended December 31, 2017, in the amount of Ps.1,622,976 and Ps.167,490, respectively (see Notes 13 and 22).